Award Timing Disclosure	12 Months Ended
	Mar. 31, 2025	Aug. 05, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In accordance with Item 402(x) of Regulation S-K under the Securities Act of 1933, as amended, we are providing information regarding our procedures related to the grant of certain equity awards close in time to the release of material non-public information (“MNPI”). Although we do not have a formal policy, program or plan that requires us to award equity or equity-based compensation on specific dates, we generally expect our Compensation Committee to approve and grant equity awards to our executive officers annually. Additionally, our insider trading policy prohibits directors, officers and employees from trading in our common stock while in possession of or on the basis of MNPI about us. We have not timed, and do not plan to time, the disclosure of MNPI for the purpose of affecting the value of executive compensation.

In the year ended March 31, 2025, the following options were granted to our named executive officers within four business days prior to, or one business day following, the filing or furnishing of a periodic or current report by us that disclosed MNPI:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Keith Murphy	8/5/2024	47,910	$6.44	$248,653	0.4%(1)
	8/5/2024	11,977	$6.44	$61,801	0.4%(1)
	8/5/2024	11,977	$6.44	$58,829	0.4%(1)
	8/5/2024	11,977	$6.44	$58,829	0.4%(1)

(1) We filed a quarterly report on Form 10-Q on August 5, 2024. The percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information was approximately 0.4%.

Award Timing Method	Although we do not have a formal policy, program or plan that requires us to award equity or equity-based compensation on specific dates, we generally expect our Compensation Committee to approve and grant equity awards to our executive officers annually
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Additionally, our insider trading policy prohibits directors, officers and employees from trading in our common stock while in possession of or on the basis of MNPI about us.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

In the year ended March 31, 2025, the following options were granted to our named executive officers within four business days prior to, or one business day following, the filing or furnishing of a periodic or current report by us that disclosed MNPI:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Keith Murphy	8/5/2024	47,910	$6.44	$248,653	0.4%(1)
	8/5/2024	11,977	$6.44	$61,801	0.4%(1)
	8/5/2024	11,977	$6.44	$58,829	0.4%(1)
	8/5/2024	11,977	$6.44	$58,829	0.4%(1)

(1) We filed a quarterly report on Form 10-Q on August 5, 2024. The percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information was approximately 0.4%.

Awards Close in Time to MNPI Disclosures
Underlying Security Market Price Change		0.4
Keith Murphy
Awards Close in Time to MNPI Disclosures
Name		Keith Murphy
Underlying Securities | shares		47,910
Exercise Price | $ / shares		$ 6.44
Fair Value as of Grant Date | $		$ 248,653
Underlying Security Market Price Change		0.4
Keith Murphy
Awards Close in Time to MNPI Disclosures
Name		Keith Murphy
Underlying Securities | shares		11,977
Exercise Price | $ / shares		$ 6.44
Fair Value as of Grant Date | $		$ 61,801
Underlying Security Market Price Change		0.4
Keith Murphy
Awards Close in Time to MNPI Disclosures
Name		Keith Murphy
Underlying Securities | shares		11,977
Exercise Price | $ / shares		$ 6.44
Fair Value as of Grant Date | $		$ 58,829
Underlying Security Market Price Change		0.4
Keith Murphy
Awards Close in Time to MNPI Disclosures
Name		Keith Murphy
Underlying Securities | shares		11,977
Exercise Price | $ / shares		$ 6.44
Fair Value as of Grant Date | $		$ 58,829
Underlying Security Market Price Change		0.4